FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	October 16, 2006	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
Via EDGAR		CLIENT/MATTER NUMBER 083697-0160

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	WPS Resources Corporation— Amendment No. 1 to Registration Statement on Form S-4 (333-136911)

Ladies and Gentlemen:

        On behalf of WPS Resources Corporation, a Wisconsin corporation (the “Company”), this evening we will transmit for filing under the Securities Act of 1933, as amended, the above-referenced Amendment No. 1 to the Registration Statement, with exhibits, relating to the proposed issuance of up to 34,000,000 shares of the Common Stock, $1.00 par value, of the Company, with attached common stock purchase rights, in connection with the merger of Wedge Acquisition Corp, an Illinois corporation and a wholly-owned subsidiary of the Company, with and into Peoples Energy Corporation, an Illinois corporation. In connection with that filing, which may occur after 5:30 p.m., Eastern Time, on October 16, 2006, but will occur prior to 11:59 p.m., Eastern Time, on October 16, 2006, the Company is requesting effectiveness of the registration statement on October 18, 2006, pursuant to the attached acceleration request.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5596 or Russell E. Ryba at (414) 297-5668.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Enclosure

cc: Working Group

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